SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF ANTI-DILUTIVE BASIC AND DILUTED EARNINGS PER SHARE

For the six months ended June 30, 2023 and 2022, respectively, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive:

	Six Months Ended
	June 30,
	2023	2022
	(Shares)	(Shares)
Series A Preferred Stock	149,892,000	149,892,000
Stock options	2,838,067	1,029
Warrants	158,441	158,441
Total	152,888,508	150,051,470

For the year ended December 31, 2022 and 2021, respectively, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	Years Ended
	December 31,
	2022	2021
	(Shares)	(Shares)
Series A Preferred Stock	149,892,000	150,000,000
Stock options	867,237	2,121
Warrants	159,974	146,842
Convertible notes	-	-
Preferred B stock	-	3,955
Total	150,919,211	150,152,918